Deposits - Summary of Term Certificates, by Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Within 1 year, Amount	$ 440,178	$ 350,988
Over 1 year to 2 years, Amount	140,466	151,237
Over 2 years to 3 years, Amount	55,628	74,701
Over 3 years to 4 years, Amount	18,703	30,120
Over 4 years to 5 years, Amount	17,685	18,261
Greater than 5 years, Amount	3,056	2,923
Total term certificates	$ 675,716	$ 628,230
Within 1 year, Weighted Average Rate	1.08%	1.06%
Over 1 year to 2 years, Weighted Average Rate	1.48%	1.63%
Over 2 year to 3 years, Weighted Average Rate	1.75%	2.14%
Over 3 year to 4 years, Weighted Average Rate	1.82%	2.30%
Over 4 years to 5 years, Weighted Average Rate	1.47%	1.84%
Greater than 5 Years, Weighted Average Rate	5.13%	4.44%
Weighted average rate on term certificates	1.27%	1.42%